Related Party Transactions (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Due to related parties	$ 1,255,572	$ 1,309,077
Related Party A [Member]
Due to related parties	843,692	897,197
Related Party B [Member]
Due to related parties	$ 411,880	$ 411,880